Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 3,681	$ 3,162	$ 6,811	$ 5,909
Costs and expenses (income)
Cost of sales (notes 5 and 7)	1,878	1,979	3,663	3,915
General and administrative expenses	39	32	81	60
Exploration, evaluation and project expenses	82	97	136	192
Impairment charges (note 9b)	0	1	4	18
(Gain) loss on currency translation	(2)	5	0	17
Closed mine rehabilitation	(8)	(9)	11	(11)
Income from equity investees (note 12)	(77)	(115)	(144)	(163)
Other expense (note 9a)	353	80	523	97
Income before finance costs and income taxes	1,416	1,092	2,537	1,784
Finance costs, net	(58)	(51)	(120)	(82)
Income before income taxes	1,358	1,041	2,417	1,702
Income tax expense (note 10)	(102)	(407)	(380)	(581)
Net income	1,256	634	2,037	1,121
Attributable to:
Equity holders of Barrick Mining Corporation	811	370	1,285	665
Non-controlling interests (note 15)	$ 445	$ 264	$ 752	$ 456
Earnings per share attributable to the equity holders of Barrick Mining Corporation (note 8)
Basic	$ 0.47	$ 0.21	$ 0.75	$ 0.38
Diluted	$ 0.47	$ 0.21	$ 0.75	$ 0.38